Intangible Assets	3 Months Ended
Mar. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible assets
5. Intangible assets
Intangible assets comprise patents with a carrying value of £4.0 million as of March 31, 2020 (as of December 31, 2019: £3.7 million) and computer software with a carrying value of £0.2 million as of March 31, 2020 (as of December 31, 2019: £0.3 million).
During the three months ended March 31, 2020, the Company acquired intangible assets with a cost of £0.4 million in relation to patents. There were no disposals of intangible assets in the three months ended March 31, 2020.